Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Net cash consideration (received)/paid	€ (0.4)	€ 640.9	€ 113.0
Less cash acquired	0.0	(43.6)	(0.1)
Net (inflow)/outflow of cash - investing activities	€ (0.4)	€ 597.3	€ 112.9